Summary of Plan Asset Allocation Plan Asset Allocation (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Society [Member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%
Society [Member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	$ 171	$ 589
Total	171	589
Society [Member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	4,039	3,877
Equity	318	1,238
Alternative investments	1,513	1,279
Other	(335)	(532)
Total	$ 5,535	$ 5,862
Society [Member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	67.00%	56.00%
Society [Member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	50.00%	40.00%
Society [Member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	80.00%	70.00%
Society [Member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	8.00%	26.00%
Society [Member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	19.00%
Society [Member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	25.00%	45.00%
Society [Member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	25.00%	18.00%
Society [Member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	6.00%	1.00%
Society [Member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	35.00%	30.00%
TD Pension Plan [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%
TD Pension Plan [member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	$ 126	$ 461
Total	126	461
TD Pension Plan [member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	2,814	1,023
Equity	212	1,055
Alternative investments	641	431
Other	(1,018)	(79)
Total	$ 2,649	$ 2,430
TD Pension Plan [member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	74.00%	34.00%
TD Pension Plan [member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	55.00%	20.00%
TD Pension Plan [member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	75.00%	50.00%
TD Pension Plan [member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	9.00%	51.00%
TD Pension Plan [member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	30.00%
TD Pension Plan [member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	60.00%
TD Pension Plan [member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	17.00%	15.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	5.00%	5.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	38.00%	40.00%